CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUES	$ 240,872	$ 143,637	$ 81,245
COST OF REVENUES	61,420	37,040	21,130
GROSS PROFIT	179,452	106,597	60,115
OPERATING COSTS AND EXPENSES:
RESEARCH AND DEVELOPMENT, net	43,393	36,930	22,309
SALES AND MARKETING	12,811	12,912	12,331
GENERAL AND ADMINISTRATIVE	45,509	71,437	10,277
OPERATING PROFIT (LOSS)	77,739	(14,682)	15,198
INTEREST INCOME	2,888	1,305	1,059
FINANCIAL INCOME (EXPENSES), net	(917)	(4,442)	1,389
PROFIT (LOSS) BEFORE TAXES ON INCOME	79,710	(17,819)	17,646
BENEFIT (TAXES) ON INCOME	(11,260)	(12,265)	2,274
NET INCOME (LOSS)	68,450	(30,084)	19,920
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE:
Amount allocated to participating shareholders	0	0	(16,105)
Adjustment as a result of benefit to participating shareholders	0	0	(229,832)
Net earnings (loss) applicable to Ordinary shares for 2015 and 2014 and applicable to Class A Ordinary shares for 2013	$ 68,450	$ (30,084)	$ (226,017)
Basic (in dollars per share)	$ 0.31	$ (0.28)	$ (6.03)
Diluted (in dollars per share)	$ 0.29	$ (0.28)	$ (6.03)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNINGS (LOSS) PER ORDINARY SHARE FOR 2015 AND 2014 AND PER CLASS A ORDINARY SHARES FOR 2013 (IN THOUSANDS)
Basic (in shares)	217,362	107,942	37,477
Diluted (in shares)	237,857	107,942	37,477